Loans and Allowance for Credit Losses, Loans by Loan to Value Ratio, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
High Value Properties, Threshold	$ 1
Loans by Loan to Value [Abstract]
Loans	956,770	[1]	$ 967,604	[1]	$ 916,559	$ 862,551	$ 822,286
Residential Mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	323,767		321,816
Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	311,018		305,762
Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	284,054		275,579		273,869	265,386	258,507
Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	271,332		259,561
Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	39,713		46,237		$ 53,004	$ 59,717	$ 65,950
Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	39,686		46,201
PCI Loans Carrying Value [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	12,835		16,731
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	12,722		16,018
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	27		36
PCI Loans Carrying Value [Member] | Residential Mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	12,749		16,054
LTV 0-60% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	150,203		137,894
LTV 0-60% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	133,902		121,430
LTV 0-60% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	16,301		16,464
LTV 60.01-80% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	117,557		116,988
LTV 60.01-80% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	104,639		101,726
LTV 60.01-80% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	12,918		15,262
LTV 80.01-100% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	20,504		24,560
LTV 80.01-100% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	13,924		15,795
LTV 80.01-100% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	6,580		8,765
LTV 100.01-120% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	4,295		6,233
LTV 100.01-120% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,868		2,644
LTV 100.01-120% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	2,427		3,589
LTV greater than 120% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,791		2,679
LTV greater than 120% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	783		1,066
LTV greater than 120% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,008		1,613
No LTV/CLTV available [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,525		1,803
No LTV/CLTV available [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,073		1,295
No LTV/CLTV available [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	452		508
Government Insured Or Guaranteed [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	15,143		15,605
Government Insured Or Guaranteed [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	15,143		15,605
Government Insured Or Guaranteed [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	$ 0		$ 0

[1]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.